Trade payables and other current liabilities	3 Months Ended
Mar. 31, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of March 31, 2023 and December 31, 2022 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade accounts payable	88,660	84,465
Down payments from clients	712	11,169
Other accounts payable	44,635	44,596
Total	134,007	140,230

Trade accounts payable mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.